Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.22%
Advertising–0.04%
Omnicom Group, Inc.	138	$10,400
Aerospace & Defense–1.44%
Boeing Co. (The)(b)	402	80,497
General Dynamics Corp.	190	40,299
L3Harris Technologies, Inc.	131	27,417
Lockheed Martin Corp.	188	73,156
Northrop Grumman Corp.	107	39,579
Raytheon Technologies Corp.	1,015	91,543
TransDigm Group, Inc.(b)	37	22,799
		375,290
Agricultural & Farm Machinery–0.28%
Deere & Co.	191	71,892
Agricultural Products–0.11%
Archer-Daniels-Midland Co.	380	28,500
Air Freight & Logistics–0.63%
C.H. Robinson Worldwide, Inc.	88	9,209
Expeditors International of Washington, Inc.	111	12,707
FedEx Corp.	166	40,813
United Parcel Service, Inc., Class B	499	100,903
		163,632
Airlines–0.03%
Delta Air Lines, Inc.(b)	114	4,525
Southwest Airlines Co.(b)	95	4,252
		8,777
Alternative Carriers–0.06%
Liberty Global PLC, Class C (United Kingdom)(b)	332	8,977
Lumen Technologies, Inc.	618	7,639
		16,616
Apparel Retail–0.31%
Ross Stores, Inc.	237	23,167
TJX Cos., Inc. (The)	818	58,871
		82,038
Apparel, Accessories & Luxury Goods–0.16%
lululemon athletica, inc.(b)	76	25,366
VF Corp.	249	16,237
		41,603
Application Software–2.67%
Adobe, Inc.(b)	324	173,113
ANSYS, Inc.(b)	59	20,061
Autodesk, Inc.(b)	150	37,469
Cadence Design Systems, Inc.(b)	187	28,450
Citrix Systems, Inc.	85	8,665
DocuSign, Inc.(b)	133	16,727
HubSpot, Inc.(b)	30	14,664
Intuit, Inc.	195	108,270
Palantir Technologies, Inc., Class A(b)	1,096	15,026
Shares		Value
Application Software–(continued)
RingCentral, Inc., Class A(b)	56	$9,883
salesforce.com, inc.(b)	652	151,675
Splunk, Inc.(b)	107	13,259
Synopsys, Inc.(b)	103	31,982
Unity Software, Inc.(b)	112	11,777
Workday, Inc., Class A(b)	131	33,144
Zoom Video Communications, Inc., Class A(b)	146	22,525
		696,690
Asset Management & Custody Banks–1.12%
Ameriprise Financial, Inc.	75	22,823
Bank of New York Mellon Corp. (The)	539	31,941
BlackRock, Inc.	97	79,825
Blackstone, Inc., Class A	467	61,630
Franklin Resources, Inc.	203	6,490
KKR & Co., Inc., Class A	385	27,397
Northern Trust Corp.	139	16,213
State Street Corp.	249	23,531
T. Rowe Price Group, Inc.	149	23,010
		292,860
Auto Parts & Equipment–0.10%
Aptiv PLC(b)	184	25,131
Automobile Manufacturers–2.42%
Ford Motor Co.	2,680	54,404
General Motors Co.(b)	991	52,256
Tesla, Inc.(b)	560	524,563
		631,223
Automotive Retail–0.26%
AutoZone, Inc.(b)	14	27,809
CarMax, Inc.(b)	110	12,229
O’Reilly Automotive, Inc.(b)	44	28,677
		68,715
Biotechnology–2.02%
AbbVie, Inc.	1,207	165,226
Amgen, Inc.	381	86,540
Biogen, Inc.(b)	98	22,148
BioMarin Pharmaceutical, Inc.(b)	125	11,079
BioNTech SE, ADR (Germany)(b)	168	28,909
CureVac N.V. (Germany)(b)(c)	34	657
Gilead Sciences, Inc.	857	58,859
Incyte Corp.(b)	144	10,704
Moderna, Inc.(b)	240	40,639
Regeneron Pharmaceuticals, Inc.(b)	71	43,210
Seagen, Inc.(b)	121	16,276
Vertex Pharmaceuticals, Inc.(b)	169	41,075
		525,322
Broadcasting–0.11%
Fox Corp., Class A	365	14,823
ViacomCBS, Inc., Class B	442	14,785
		29,608

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Building Products–0.35%
Carrier Global Corp.	591	$28,179
Johnson Controls International PLC	477	34,663
Trane Technologies PLC	160	27,696
		90,538
Cable & Satellite–0.93%
Charter Communications, Inc., Class A(b)	84	49,841
Comcast Corp., Class A	3,081	154,019
Liberty Broadband Corp., Class C(b)	108	16,028
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	370	17,216
Sirius XM Holdings, Inc.	613	3,899
		241,003
Casinos & Gaming–0.10%
DraftKings, Inc., Class A(b)	210	4,639
Las Vegas Sands Corp.(b)	517	22,644
		27,283
Commodity Chemicals–0.18%
Dow, Inc.	501	29,925
LyondellBasell Industries N.V., Class A	178	17,218
		47,143
Communications Equipment–0.80%
Arista Networks, Inc.(b)	165	20,511
Cisco Systems, Inc.	2,879	160,274
Motorola Solutions, Inc.	114	26,441
		207,226
Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	147	14,594
Construction Machinery & Heavy Trucks–0.45%
Caterpillar, Inc.	365	73,569
Cummins, Inc.	95	20,984
PACCAR, Inc.	233	21,667
		116,220
Construction Materials–0.13%
Martin Marietta Materials, Inc.	41	15,954
Vulcan Materials Co.	89	16,938
		32,892
Consumer Electronics–0.05%
Garmin Ltd.	102	12,691
Consumer Finance–0.65%
American Express Co.	516	92,787
Capital One Financial Corp.	275	40,350
Discover Financial Services	193	22,340
Synchrony Financial	354	15,077
		170,554
Copper–0.14%
Freeport-McMoRan, Inc.	1,000	37,220
Data Processing & Outsourced Services–3.49%
Automatic Data Processing, Inc.	286	58,965
Block, Inc., Class A(b)	343	41,945
Fidelity National Information Services, Inc.	408	48,927
Fiserv, Inc.(b)	406	42,914
FleetCor Technologies, Inc.(b)	52	12,390
Shares		Value
Data Processing & Outsourced Services–(continued)
Global Payments, Inc.	194	$29,077
Mastercard, Inc., Class A	663	256,170
Paychex, Inc.	220	25,907
PayPal Holdings, Inc.(b)	802	137,896
Visa, Inc., Class A	1,132	256,024
		910,215
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	274	18,476
Constellation Brands, Inc., Class A	103	24,488
		42,964
Distributors–0.05%
Genuine Parts Co.	96	12,790
Diversified Banks–3.19%
Bank of America Corp.	5,426	250,356
Citigroup, Inc.	1,326	86,349
JPMorgan Chase & Co.	1,980	294,228
U.S. Bancorp	1,012	58,888
Wells Fargo & Co.	2,644	142,247
		832,068
Diversified Support Services–0.16%
Cintas Corp.	60	23,492
Copart, Inc.(b)	147	19,000
		42,492
Drug Retail–0.09%
Walgreens Boots Alliance, Inc.	490	24,382
Electric Utilities–1.50%
American Electric Power Co., Inc.	348	31,459
Avangrid, Inc.	44	2,056
Duke Energy Corp.	525	55,156
Edison International	257	16,137
Entergy Corp.	136	15,201
Eversource Energy	229	20,493
Exelon Corp.	668	38,711
FirstEnergy Corp.	369	15,483
NextEra Energy, Inc.	1,340	104,681
PPL Corp.	497	14,751
Southern Co. (The)	723	50,241
Xcel Energy, Inc.	368	25,635
		390,004
Electrical Components & Equipment–0.48%
AMETEK, Inc.	156	21,336
Eaton Corp. PLC	272	43,093
Emerson Electric Co.	404	37,148
Rockwell Automation, Inc.	78	22,559
		124,136
Electronic Components–0.21%
Amphenol Corp., Class A	407	32,393
Corning, Inc.	523	21,987
		54,380
Electronic Equipment & Instruments–0.15%
Keysight Technologies, Inc.(b)	124	20,934
Zebra Technologies Corp., Class A(b)	36	18,328
		39,262
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Electronic Manufacturing Services–0.12%
TE Connectivity Ltd.	219	$31,319
Environmental & Facilities Services–0.31%
Republic Services, Inc.	142	18,128
Waste Connections, Inc.	176	21,947
Waste Management, Inc.	273	41,070
		81,145
Fertilizers & Agricultural Chemicals–0.09%
Corteva, Inc.	494	23,752
Financial Exchanges & Data–1.11%
CME Group, Inc., Class A	245	56,227
Coinbase Global, Inc., Class A(b)	104	19,776
Intercontinental Exchange, Inc.	381	48,257
MarketAxess Holdings, Inc.	25	8,612
Moody’s Corp.	127	43,561
MSCI, Inc.	55	29,487
Nasdaq, Inc.	80	14,337
S&P Global, Inc.	165	68,511
		288,768
Food Distributors–0.11%
Sysco Corp.	350	27,352
Food Retail–0.08%
Kroger Co. (The)	502	21,882
Footwear–0.48%
NIKE, Inc., Class B	846	125,267
General Merchandise Stores–0.47%
Dollar General Corp.	157	32,731
Dollar Tree, Inc.(b)	146	19,158
Target Corp.	323	71,199
		123,088
Gold–0.13%
Newmont Corp.	543	33,215
Health Care Distributors–0.19%
AmerisourceBergen Corp.	102	13,893
Cardinal Health, Inc.	188	9,695
McKesson Corp.	103	26,442
		50,030
Health Care Equipment–2.45%
Abbott Laboratories	1,196	152,442
Baxter International, Inc.	344	29,391
Becton, Dickinson and Co.	194	49,303
Boston Scientific Corp.(b)	966	41,442
DexCom, Inc.(b)	65	27,981
Edwards Lifesciences Corp.(b)	423	46,192
IDEXX Laboratories, Inc.(b)	57	28,916
Intuitive Surgical, Inc.(b)	243	69,056
Medtronic PLC	920	95,211
ResMed, Inc.	99	22,631
Stryker Corp.	239	59,284
Zimmer Biomet Holdings, Inc.	141	17,346
		639,195
Health Care Facilities–0.15%
HCA Healthcare, Inc.	160	38,408
Shares		Value
Health Care REITs–0.21%
Healthpeak Properties, Inc.	352	$12,450
Ventas, Inc.	274	14,527
Welltower, Inc.	306	26,509
		53,486
Health Care Services–0.67%
Cigna Corp.	220	50,701
CVS Health Corp.	900	95,859
Laboratory Corp. of America Holdings(b)	64	17,367
Quest Diagnostics, Inc.	84	11,342
		175,269
Health Care Supplies–0.10%
Align Technology, Inc.(b)	51	25,243
Health Care Technology–0.15%
Cerner Corp.	201	18,331
Veeva Systems, Inc., Class A(b)	93	21,998
		40,329
Home Improvement Retail–1.42%
Home Depot, Inc. (The)	708	259,822
Lowe’s Cos., Inc.	463	109,893
		369,715
Homebuilding–0.14%
D.R. Horton, Inc.	219	19,539
Lennar Corp., Class A	189	18,165
		37,704
Hotels, Resorts & Cruise Lines–0.73%
Airbnb, Inc., Class A(b)	224	34,489
Booking Holdings, Inc.(b)	28	68,772
Carnival Corp.(b)	580	11,490
Expedia Group, Inc.(b)	100	18,329
Hilton Worldwide Holdings, Inc.(b)	187	27,135
Marriott International, Inc., Class A(b)	191	30,774
		190,989
Household Products–1.44%
Church & Dwight Co., Inc.	166	17,040
Clorox Co. (The)	85	14,268
Colgate-Palmolive Co.	575	47,409
Kimberly-Clark Corp.	228	31,384
Procter & Gamble Co. (The)	1,648	264,422
		374,523
Hypermarkets & Super Centers–1.11%
Costco Wholesale Corp.	301	152,044
Walmart, Inc.	990	138,412
		290,456
Industrial Conglomerates–1.01%
3M Co.	392	65,080
General Electric Co.	747	70,577
Honeywell International, Inc.	469	95,901
Roper Technologies, Inc.	71	31,038
		262,596
Industrial Gases–0.59%
Air Products and Chemicals, Inc.	151	42,600
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Industrial Gases–(continued)
Linde PLC (United Kingdom)	347	$110,582
		153,182
Industrial Machinery–0.59%
Dover Corp.	96	16,311
Fortive Corp.	234	16,506
Illinois Tool Works, Inc.	213	49,825
Otis Worldwide Corp.	286	24,433
Parker-Hannifin Corp.	88	27,281
Stanley Black & Decker, Inc.	110	19,212
		153,568
Industrial REITs–0.30%
Prologis, Inc.	501	78,567
Insurance Brokers–0.51%
Aon PLC, Class A	145	40,084
Arthur J. Gallagher & Co.	140	22,112
Marsh & McLennan Cos., Inc.	343	52,698
Willis Towers Watson PLC	80	18,717
		133,611
Integrated Oil & Gas–1.60%
Chevron Corp.	1,313	172,436
Exxon Mobil Corp.	2,891	219,600
Occidental Petroleum Corp.	631	23,770
		415,806
Integrated Telecommunication Services–1.06%
AT&T, Inc.	4,878	124,389
Verizon Communications, Inc.	2,830	150,641
		275,030
Interactive Home Entertainment–0.29%
Activision Blizzard, Inc.	499	39,426
Electronic Arts, Inc.	180	23,879
ROBLOX Corp., Class A(b)	168	11,064
		74,369
Interactive Media & Services–6.38%
Alphabet, Inc., Class A(b)	402	1,087,840
Match Group, Inc.(b)	186	20,962
Meta Platforms, Inc., Class A(b)	1,596	499,963
Pinterest, Inc., Class A(b)	372	10,997
Snap, Inc., Class A(b)	739	24,047
Twitter, Inc.(b)	528	19,805
		1,663,614
Internet & Direct Marketing Retail–3.80%
Amazon.com, Inc.(b)	300	897,441
Coupang, Inc. (South Korea)(b)(c)	467	9,723
DoorDash, Inc., Class A(b)	133	15,094
eBay, Inc.	396	23,788
MercadoLibre, Inc. (Argentina)(b)	33	37,358
Wayfair, Inc., Class A(b)	49	7,640
		991,044
Internet Services & Infrastructure–0.48%
Akamai Technologies, Inc.(b)	109	12,486
Okta, Inc.(b)	113	22,361
Snowflake, Inc., Class A(b)	188	51,869
Twilio, Inc., Class A(b)	115	23,704
Shares		Value
Internet Services & Infrastructure–(continued)
VeriSign, Inc.(b)	72	$15,637
		126,057
Investment Banking & Brokerage–1.08%
Charles Schwab Corp. (The)	1,150	100,855
Goldman Sachs Group, Inc. (The)	224	79,448
Morgan Stanley	954	97,823
Robinhood Markets, Inc., Class A(b)	249	3,524
		281,650
IT Consulting & Other Services–1.08%
Accenture PLC, Class A	429	151,686
Cognizant Technology Solutions Corp., Class A	358	30,580
EPAM Systems, Inc.(b)	37	17,617
International Business Machines Corp.	613	81,879
		281,762
Leisure Products–0.02%
Peloton Interactive, Inc., Class A(b)(c)	186	5,083
Life & Health Insurance–0.40%
Aflac, Inc.	405	25,442
MetLife, Inc.	565	37,889
Principal Financial Group, Inc.	173	12,639
Prudential Financial, Inc.	252	28,116
		104,086
Life Sciences Tools & Services–1.67%
Agilent Technologies, Inc.	206	28,700
Danaher Corp.	434	124,033
Illumina, Inc.(b)	112	39,068
IQVIA Holdings, Inc.(b)	129	31,592
Mettler-Toledo International, Inc.(b)	15	22,090
Thermo Fisher Scientific, Inc.	269	156,369
Waters Corp.(b)	40	12,805
West Pharmaceutical Services, Inc.	50	19,661
		434,318
Managed Health Care–1.69%
Anthem, Inc.	164	72,322
Centene Corp.(b)	391	30,404
Humana, Inc.	87	34,148
UnitedHealth Group, Inc.	640	302,445
		439,319
Metal & Glass Containers–0.08%
Ball Corp.	218	21,168
Movies & Entertainment–1.22%
Netflix, Inc.(b)	298	127,287
Roku, Inc., Class A(b)	79	12,960
Walt Disney Co. (The)(b)	1,241	177,426
		317,673
Multi-line Insurance–0.18%
American International Group, Inc.	551	31,820
Hartford Financial Services Group, Inc. (The)	221	15,884
		47,704
Multi-Sector Holdings–1.49%
Berkshire Hathaway, Inc., Class B(b)	1,243	389,084
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Multi-Utilities–0.70%
Ameren Corp.	175	$15,530
CMS Energy Corp.	193	12,425
Consolidated Edison, Inc.	242	20,921
Dominion Energy, Inc.	554	44,686
DTE Energy Co.	129	15,535
Public Service Enterprise Group, Inc.	342	22,753
Sempra Energy	218	30,119
WEC Energy Group, Inc.	211	20,475
		182,444
Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	108	21,043
Boston Properties, Inc.	106	11,880
		32,923
Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	617	16,931
Schlumberger N.V.	961	37,546
		54,477
Oil & Gas Exploration & Production–0.67%
ConocoPhillips	887	78,606
EOG Resources, Inc.	400	44,592
Hess Corp.	188	17,351
Pioneer Natural Resources Co.	151	33,052
		173,601
Oil & Gas Refining & Marketing–0.30%
Marathon Petroleum Corp.	405	29,059
Phillips 66	299	25,352
Valero Energy Corp.	276	22,900
		77,311
Oil & Gas Storage & Transportation–0.33%
Cheniere Energy, Inc.	172	19,247
Kinder Morgan, Inc.	1,329	23,071
ONEOK, Inc.	300	18,204
Williams Cos., Inc. (The)	829	24,820
		85,342
Packaged Foods & Meats–0.88%
Campbell Soup Co.	140	6,177
Conagra Brands, Inc.	326	11,332
General Mills, Inc.	413	28,365
Hershey Co. (The)	97	19,116
Hormel Foods Corp.	362	17,184
JM Smucker Co. (The)	72	10,122
Kellogg Co.	230	14,490
Kraft Heinz Co. (The)	672	24,058
McCormick & Co., Inc.	168	16,852
Mondelez International, Inc., Class A	950	63,678
Tyson Foods, Inc., Class A	196	17,814
		229,188
Paper Packaging–0.10%
Amcor PLC	1,048	12,586
International Paper Co.	255	12,304
		24,890
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	158	49,263
Shares		Value
Pharmaceuticals–3.75%
Bristol-Myers Squibb Co.	1,512	$98,114
Eli Lilly and Co.	617	151,406
Johnson & Johnson	1,797	309,605
Merck & Co., Inc.	1,719	140,064
Pfizer, Inc.	3,840	202,330
Royalty Pharma PLC, Class A	255	10,202
Zoetis, Inc.	323	64,532
		976,253
Property & Casualty Insurance–0.62%
Allstate Corp. (The)	191	23,048
Chubb Ltd.	287	56,619
Markel Corp.(b)	9	11,095
Progressive Corp. (The)	399	43,355
Travelers Cos., Inc. (The)	165	27,420
		161,537
Railroads–0.77%
CSX Corp.	1,490	50,988
Norfolk Southern Corp.	164	44,606
Union Pacific Corp.	432	105,646
		201,240
Real Estate Services–0.12%
CBRE Group, Inc., Class A(b)	224	22,700
Zillow Group, Inc., Class C(b)(c)	160	8,077
		30,777
Regional Banks–0.87%
Fifth Third Bancorp	456	20,351
First Republic Bank	122	21,178
KeyCorp	611	15,312
M&T Bank Corp.	87	14,736
PNC Financial Services Group, Inc. (The)	286	58,913
Regions Financial Corp.	644	14,774
SVB Financial Group(b)	40	23,356
Truist Financial Corp.	910	57,166
		225,786
Research & Consulting Services–0.35%
CoStar Group, Inc.(b)	261	18,312
Equifax, Inc.	83	19,900
IHS Markit Ltd.	271	31,650
Verisk Analytics, Inc.	109	21,378
		91,240
Residential REITs–0.23%
AvalonBay Communities, Inc.	96	23,446
Equity Residential	249	22,094
Essex Property Trust, Inc.	44	14,630
		60,170
Restaurants–1.02%
Chipotle Mexican Grill, Inc.(b)	19	28,226
McDonald’s Corp.	511	132,579
Starbucks Corp.	806	79,246
Yum! Brands, Inc.	199	24,909
		264,960
Retail REITs–0.23%
Realty Income Corp.	392	27,209
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	223	$32,825
		60,034
Semiconductor Equipment–0.69%
Applied Materials, Inc.	607	83,875
KLA Corp.	103	40,095
Lam Research Corp.	95	56,042
		180,012
Semiconductors–4.92%
Advanced Micro Devices, Inc.(b)	817	93,342
Analog Devices, Inc.	366	60,013
Broadcom, Inc.	276	161,703
Intel Corp.	2,786	136,013
Marvell Technology, Inc.	564	40,270
Microchip Technology, Inc.	376	29,132
Micron Technology, Inc.	756	62,196
NVIDIA Corp.	1,645	402,795
QUALCOMM, Inc.	759	133,402
Skyworks Solutions, Inc.	112	16,410
Texas Instruments, Inc.	631	113,258
Xilinx, Inc.	169	32,710
		1,281,244
Soft Drinks–1.48%
Coca-Cola Co. (The)	2,937	179,186
Keurig Dr Pepper, Inc.	531	20,152
Monster Beverage Corp.(b)	252	21,854
PepsiCo, Inc.	943	163,629
		384,821
Specialized REITs–1.12%
American Tower Corp.	311	78,216
Crown Castle International Corp.	294	53,658
Digital Realty Trust, Inc.	195	29,100
Equinix, Inc.	62	44,944
Public Storage	120	43,024
SBA Communications Corp., Class A	73	23,757
Weyerhaeuser Co.	505	20,417
		293,116
Specialty Chemicals–0.65%
Celanese Corp.	71	11,055
DuPont de Nemours, Inc.	350	26,810
Ecolab, Inc.	170	32,207
International Flavors & Fragrances, Inc.	178	23,482
PPG Industries, Inc.	162	25,304
Sherwin-Williams Co. (The)	178	50,999
		169,857
Specialty Stores–0.05%
Ulta Beauty, Inc.(b)	35	12,731
Steel–0.07%
Nucor Corp.	187	18,962
Systems Software–7.33%
Crowdstrike Holdings, Inc., Class A(b)	141	25,470
Fortinet, Inc.(b)	95	28,238
Microsoft Corp.	5,053	1,571,382
NortonLifeLock, Inc.	378	9,832
Shares		Value
Systems Software–(continued)
Oracle Corp.	1,063	$86,273
Palo Alto Networks, Inc.(b)	66	34,148
ServiceNow, Inc.(b)	136	79,666
UiPath, Inc., Class A(b)	144	5,260
VMware, Inc., Class A	549	70,536
		1,910,805
Technology Distributors–0.07%
CDW Corp.	91	17,204
Technology Hardware, Storage & Peripherals–7.81%
Apple, Inc.	11,124	1,944,253
Dell Technologies, Inc., Class C(b)	194	11,021
Hewlett Packard Enterprise Co.	885	14,452
HP, Inc.	755	27,731
NetApp, Inc.	147	12,717
Seagate Technology Holdings PLC	145	15,537
Western Digital Corp.(b)	205	10,607
		2,036,318
Tobacco–0.66%
Altria Group, Inc.	1,250	63,600
Philip Morris International, Inc.	1,061	109,124
		172,724
Trading Companies & Distributors–0.14%
Fastenal Co.	388	21,992
W.W. Grainger, Inc.	31	15,348
		37,340
Trucking–0.25%
Old Dominion Freight Line, Inc.	70	21,135
Uber Technologies, Inc.(b)	1,170	43,758
		64,893
Water Utilities–0.08%
American Water Works Co., Inc.	124	19,939
Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.(b)	405	43,809
Total Common Stocks & Other Equity Interests (Cost $17,285,128)		25,853,991
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	4	4
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	5	5
Total Money Market Funds (Cost $9)		9
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $17,285,137)		25,854,000
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.08%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,677	6,677
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	14,491	$14,494
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,171)		21,171
TOTAL INVESTMENTS IN SECURITIES–99.30% (Cost $17,306,308)		25,875,171
OTHER ASSETS LESS LIABILITIES—0.70%		182,435
NET ASSETS–100.00%		$26,057,606
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$32,778	$729,579	$(762,353)	$-	$-	$4	$1
Invesco Liquid Assets Portfolio, Institutional Class	33,013	521,128	(554,133)	(2)	(6)	-	-
Invesco Treasury Portfolio, Institutional Class	37,461	833,805	(871,261)	-	-	5	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,677	-	-	-	6,677	-
Invesco Private Prime Fund	-	16,891	(2,397)	-	-	14,494	-
Total	$103,252	$2,108,080	$(2,190,144)	$(2)	$(6)	$21,180	$2

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	12	March-2022	$(2,702,550)	$(52,312)	$(52,312)

(a)	Futures contracts collateralized by $250,768 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$25,853,991	$—	$—	$25,853,991
Money Market Funds	9	21,171	—	21,180
Total Investments in Securities	25,854,000	21,171	—	25,875,171
Other Investments - Liabilities*
Futures Contracts	(52,312)	—	—	(52,312)
Total Investments	$25,801,688	$21,171	$—	$25,822,859

*	Unrealized appreciation (depreciation).
Invesco U.S. Managed Volatility Fund